PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.    PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2020	2021

	(HK$ in thousands)
Gross carrying amount
Computers and equipment	60,039	109,989
Furniture and fixtures	34,704	64,507
Office equipment	42,276	64,822
Office building	27,983	28,239
Vehicle	632	635
Total of gross carrying amount	165,634	268,192

Less: accumulated depreciation
Computers and equipment	(17,295)	(29,852)
Furniture and fixtures	(13,738)	(23,828)
Office equipment	(24,282)	(35,860)
Office building	(1,403)	(2,291)
Vehicle	(600)	(604)
Total of accumulated depreciation	(57,318)	(92,435)
Property and equipment, net	108,316	175,757

Depreciation expenses on property and equipment which are included in research and development expenses, selling and marketing expenses and general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2019, 2020 and 2021 were HK$15,647 thousand, HK$25,792 thousand and HK$34,118 thousand, respectively.